Financial Results (Tables)	12 Months Ended
Dec. 31, 2017
Financial Results [Abstract]
Summary of Financial Income and Costs

Financial income and costs for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the years ended
Financial Income	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	3,077,708	2,150,797	152,518
Other financial income	2,195,964	3,999,954	82,303
Total financial income	5,273,672	6,150,751	234,821

	For the years ended
Financial Costs	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Financial Costs	(50,851,829)	(55,701,778)	(64,206,719)
Bank loans	(261)	(2,033,835)	(129,350)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)
Valuation of financial derivatives	(1,067,820)	(824,922)	(1,725,211)
Post-employment benefit obligations	(691,075)	(705,211)	(759,311)
Capitalized borrowing costs (*)	4,078,463	3,001,211	2,221,329
Formalization of debts and other associated expenses	(836,174)	-	-
Other	(9,626,709)	(10,870,532)	(12,116,468)
Gains from indexed assets and liabilities, net (a)	145,608	606,075	3,600,187
Foreign currency exchange differences (a)	8,822,301	13,266,320	(53,880,472)
Positive	19,563,838	48,546,664	26,738,738
Negative	(10,741,537)	(35,280,344)	(80,619,210)
Total financial costs	(41,883,920)	(41,829,383)	(114,487,004)
Total financial results	(36,610,248)	(35,678,632)	(114,252,183)

(*) See Note 15.4.a)

Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities

The effects on financial results from exchange differences and the application of indexed assets and liabilities originated from the following:

	For the years ended
Gains from indexed assets and liabilities, net (a)	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Other financial assets (derivative instruments)	4,657,016	7,188,900	10,153,342
Other non-financial assets	-	-	819,503
Trade and other accounts receivable	-	452,440	526,361
Current tax receivables and liabilities	1,039,755	1,979,594	4,965,940
Other financial liabilities (financial debt and derivative instruments)	(5,551,163)	(9,014,859)	(12,864,959)
Other provisions	-	-	-
Total gains from indexed assets and liabilities, net	145,608	606,075	3,600,187

	For the years ended
Foreign currency exchange differences (b)	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	3,109,046	183,225	2,584,228
Other financial assets (derivative instruments)	10,895,862	25,048,205	10,637,768
Other non-financial assets	-	-	-
Trade and other accounts receivable	363,325	2,541,385	9,884,307
Current tax receivables and liabilities	(188,270)	-	-
Other financial liabilities (financial debt and derivative instruments)	(4,358,937)	(18,217,515)	(30,533,746)
Trade and other accounts payable	(998,725)	3,711,020	(46,453,029)
Total foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)